AUGUST 2002

Dear Fund Shareholders,

I am very pleased to report that the AMERITOR INVESTMENT FUND has been restructured into a MidCap growth fund and has outperformed its indexes over the past six months. Since January 1, 2002 through June 30, 2002, the AMERITOR INVESTMENT FUND'S equity performance (not including mutual fund expenses) was down only 8.78% versus the S&P 500 Index, which was down 13.16% and the mid cap S&P/Barra MidCap 400 Growth Index, which was down 10.01% for the same period.

The Dow Jones Industrial Average is lower today than it was in mid-1998. As for the NASDAQ, it is down almost 37% year-to-date and down almost 75% from its March 2000 high. Technically, this has been the worst bear market since World War II.

Historically, when stocks do stage a real recovery after a prolonged down period, there is always a sharp recovery. Typically, the market goes up 15% to 20% in a very short period of time coming off a true market bottom.

We continue to believe that one the best strategies in a bear market is to invest in those MidCap stocks that have continued to increase their cash flow and sales during this current bear market.

After every previous recession, the stocks that have gone up first and fastest are of those companies that dominate their industries niches and are increasing sales and cash flow. These are the companies that will begin to produce higher earnings first and ultimately higher stock market prices.

These are the type of the MidCap companies that are the mainstays of the AMERITOR INVESTMENT FUND.

We believe these first rate MidCap stocks currently held in the Fund's portfolio will strongly outperform when the market starts its eventual rebound.

Jerome Kinney


President

            1630 DUKE STREET, SUITE 200. ALEXANDRIA, VIRGINIA 22314
                         703/683-8575 FAX 703/683-9083

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE BOARD OF TRUSTEES
   AND SHAREHOLDERS OF
AMERITOR INVESTMENT FUND
WASHINGTON, D.C.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ameritor Investment Fund, as of June 30, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and the financial highlights for the three years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights presented for the two year period ending June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ameritor Investment Fund as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for the two years then ended and the financial highlights for the three years then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
JULY 31, 2002

AMERITOR INVESTMENT FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                                 VALUE
                                                                    SHARES      (NOTE 1)
                                                                   --------    ----------
COMMON STOCK                                             93.19%
    Banks
       Popular, Inc.                                      6.41%       1,379    $   46,445
                                                                               ----------
    Biological Products
       Gilead Sciences, Inc. (A)                          3.51%         775        25,482
                                                                               ----------
    Data Telecommunicate
       McGraw Hill                                        5.35%         650        38,805
                                                                               ----------
    Electronics                                           7.34%
       Gentex Corporation (A)                                           950        26,096
       International Rectifier Corp. (A)                                930        27,109
                                                                               ----------
          TOTAL ELECTRONICS                                                        53,205
                                                                               ----------
    Engineering
       Jacobs Engineering Group, Inc.                     3.47%         724        25,181
                                                                               ----------
    Financial Services                                    4.00%
       Alliance Capital Mgnt                                            352        12,056
       Concord EFS, Inc. (A)                                            563        16,969
                                                                               ----------
          TOTAL FINANCIAL SERVICES                                                 29,025
                                                                               ----------
    Food & Beverage
       Starbucks Corporation                              3.43%       1,000        24,850
                                                                               ----------
    Machinery
       Zebra Technologies (A)                             5.16%         775        37,370
                                                                               ----------
    Medical
       Patterson Dental Co.                               4.86%         700        35,231
                                                                               ----------
    Media
       Gemstar - TV Guide International Group (A)         1.12%       1,511         8,144
                                                                               ----------
    Manufacturing
       Smurfit Stone Contractor (A)                       4.36%       2,050        31,611
                                                                               ----------
    Mining & Metals
       Alcan, Inc.                                        4.27%         825        30,954
                                                                               ----------
    Oil & Natural Gas                                    11.35%
       Apache Corp.                                                     344        19,773
       BJ Services Company (A)                                          975        33,033
       Burlington Resources                                             775        29,450
                                                                               ----------
          TOTAL OIL & NATURAL GAS                                                  82,256
                                                                               ----------

--------------------------------------------------------------------------------


AMERITOR INVESTMENT FUND

PORTFOLIO OF INVESTMENTS - (CONTINUED)

JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                                 VALUE
                                                                    SHARES      (NOTE 1)
                                                                   --------    ----------
    Pharmaceutical
       Forest Labs, Inc. (A)                              1.60%         164        11,611
                                                                               ----------
    Restaurants                                          12.98%
       AFC Enterprises, Inc. (A)                                      1,408       44,000
       CEC Entertainment (A)                                            625       25,813
       Ruby Tuesday, Inc.                                             1,250       24,250
                                                                               ----------
          TOTAL RESTAURANTS                                                        94,063
                                                                               ----------
    Transportation                                        9.10%
       C H Robinson Worldwide, Inc.                                   1,522       51,033
       Expeditors International of Washington, Inc.                     450       14,922
                                                                               ----------
          TOTAL TRANSPORTATION                                                     65,955
                                                                               ----------
    University Education
       Apollo Group, Inc. (A)                             4.88%         897        35,351
                                                                               ----------
          TOTAL COMMON STOCK (COST $751,695)                                      675,539
                                                                               ----------

                                                                                 VALUE
                                                                     PAR        (NOTE 1)
                                                                   --------    ----------
INVESTMENT COMPANY                                        6.81%
    Evergreen Money Market Treasury
       Institutional - Money Market Fund
       Institutional Shares (COST $49,397)                          $49,397        49,397
                                                                               ----------
          TOTAL PORTFOLIO OF INVESTMENTS (COST $801,092)                       $  724,936
                                                                               ==========

(A)  NON-INCOME PRODUCING SECURITY.

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2002
--------------------------------------------------------------------------------

ASSETS
    Investment at value (Cost $801,092) (NOTE 1)                            $    724,936
    Interest and dividend receivable                                                 540
                                                                            ------------
       TOTAL ASSETS                                                              725,476
                                                                            ------------

LIABILITIES
    Accounts payable and accrued expenses                                         20,989
    Investment advisory and service fees payable (NOTE 4)                         12,954
                                                                            ------------
       TOTAL LIABILITIES                                                          33,943
                                                                            ------------
                                                                            $    691,533

NET ASSETS CONSIST OF:
    Paid-in capital                                                         $  2,260,979
    Unrealized depreciation of investments                                       (76,156)
    Accumulated net realized losses from security transactions                (1,493,290)
                                                                            ------------
                                                                            $    691,533

NET ASSET VALUE, offering price and redemption price per share
    ($691,533 divided by 1,442,032 shares of no par value trust shares)     $        .48
                                                                            ============

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

STATEMENT OF OPERATIONS

YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends                                        $  2,500
    Interest                                            1,719
                                                     --------
       TOTAL INCOME                                                 $     4,219
                                                                    -----------

EXPENSES
    Fund administrative fees (NOTE 2)                  54,000
    Shareholder servicing and recordkeeping
      fee (NOTE 2)                                     52,930
    Professional fees                                  36,250
    Accounting service fees                            14,000
    Investment advisory fee (NOTE 2)                    8,687
    Insurance                                           7,240
    Reports to shareholders                             4,700
    Custodian fees                                      2,887
    Miscellaneous                                       2,476
    Security pricing fees                               2,400
    Trustees' fees and expenses (NOTE 2)                2,200
    Registration fees                                      25
                                                     --------
       TOTAL EXPENSES                                                   187,795
                                                                      ----------
          NET INVESTMENT LOSS                                          (183,576)
                                                                      ----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS (NOTES 1 AND 3)
    Net realized loss from investment transactions                   (1,493,290)
    Change in unrealized appreciation of investments                  1,256,489
                                                                    -----------
    Net loss on investments                                            (236,801)
                                                                    -----------
    Net decrease in net assets resulting from operations            $  (420,377)
                                                                    ===========

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED JUNE 30, 2002 AND 2001
--------------------------------------------------------------------------------

                                                                              2002             2001
                                                                              ----             ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment loss                                                   $   (183,576)    $   (180,674)
    Net realized gain (loss) from investment transactions                   (1,493,290)         762,842
    Change in unrealized appreciation (depreciation) of investments          1,256,489       (2,309,752)
                                                                          ------------     ------------
    Net decrease in net assets resulting from operations                      (420,377)      (1,727,584)

DECREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS (NOTE 3)                  (19,061)         (71,456)
                                                                          ------------     ------------

       DECREASE IN NET ASSETS                                                 (439,438)      (1,799,040)

NET ASSETS
    Beginning of period                                                      1,130,971        2,930,011
                                                                          ------------     ------------
    END OF PERIOD, including accumulated net investment
       loss of $0 and $2,870,210                                          $    691,533     $  1,130,971
                                                                          ============     ============

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                     YEARS ENDED JUNE 30,
                                               ----------------------------------------------------------------
                                                 2002          2001          2000          1999          1998
                                                 ----          ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period       $   0.77      $   1.92      $   1.62      $   1.12      $   0.85
                                               --------      --------      --------      --------      --------
    Net investment income (loss)                  (0.13)        (0.12)        (0.25)        (0.21)        (0.29)
    Net realized and unrealized gain
       (loss) on investments                      (0.16)        (1.03)         0.55          0.71          0.56
                                               --------      --------      --------      --------      --------
    Total from investment operations              (0.29)        (1.15)         0.30          0.50          0.27
                                               --------      --------      --------      --------      --------
    Net asset value, end of period             $   0.48      $   0.77      $   1.92      $   1.62      $   1.12
                                               ========      ========      ========      ========      ========

RATIO/SUPPLEMENTAL DATA
    Total return                                 (37.66)%      (59.83)%       18.36%        44.59%        32.46%
    Ratio of expenses to average net assets       21.57%         8.83%         9.95%        11.97%        14.54%
    Ratio of net investment income
       (loss) to average net assets              (21.09)%       (8.47)%       (9.88)%      (11.46)%      (13.52)%
    Portfolio turnover                              194%            1%           76%            0%           34%
    Net assets, end of period (000's)          $    692      $  1,130      $  2,929      $  2,604      $  1,880

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2002
--------------------------------------------------------------------------------

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Ameritor Investment Fund (the "FUND") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund has not been accepting new subscriptions since November 1996. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATION - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing ser ice or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. INCOME TAXES - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. At June 30, 2002, for Federal income tax purposes, the Fund had a capital loss carryforward of $1,159,227 to offset future realized gains which expires on June 30, 2010. As of June 30, 2002, there was a post-October capital loss deferral of $334,063, which will be recognized in the following tax year.

          As of June 30, 2002, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

               Accumulated net realized losses from
                 security transactions                              $(1,493,290)
               Unrealized depreciation                                  (76,156)
                                                                    -----------
                                                                    $(1,569,446)
                                                                    ===========

     C. INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

     D. USE OF ESTIMATES - The preparation of financial statements in accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

JUNE 30, 2002
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

     The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,500 per month.

     Certain officers and trustees of the Fund are "AFFILIATED PERSONS" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)  TRUST SHARES

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                               FOR THE YEAR ENDED JUNE 30,
                                 -------------------------------------------------------
                                           2002                          2001
                                 -------------------------     -------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                   ------         ------         ------         ------
    Shares sold                          --     $       --             --     $       --
    Shares redeemed                 (32,985)       (19,061)       (53,373)       (71,456)
                                 ----------     ----------     ----------     ----------
    Net decrease                    (32,985)    $  (19,061)       (53,373)    $  (71,456)
                                 ==========     ==========     ==========     ==========

    Shares outstanding
         Beginning of period      1,475,017                     1,528,390
                                 ----------                    ----------
         End of period            1,442,032                     1,475,017
                                 ==========                    ==========

(4)  PURCHASE AND SALE OF SECURITIES

     During the year ended June 30, 2002, purchases and proceeds from sales of investment securities were $1,555,969 and $1,759,971, respectively. Net unrealized depreciation of investments aggregated $76,156, which relates to gross unrealized appreciation and gross unrealized depreciation of $48,493 and $124,649, respectively.

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

JUNE 30, 2002
--------------------------------------------------------------------------------

(5)  TRUSTEES AND OFFICERS (UNAUDITED)

     The following table sets forth certain information concerning the Trustees and officers of the Fund.

-------------------------------------------------------------------------------------------------------
         (1)                  (2)             (3)              (4)              (5)            (6)
-------------------------------------------------------------------------------------------------------
Name                      Position(s)       Term of         Principal        Number of        Other
Address and                Held with      Office and      Occupation(s)     Portfolios    Directorships
Age                           Fund         Length of       During Past          in           Held by
                                          Time Served        5 Years           Fund          Trustee
                                                                              Complex
                                                                            Overseen by
                                                                              Trustee
-------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------
Richard P. Ellison       Non-Interested     3 Years       President and          2        Potomac Group
1410 Coventry Lane          Trustee         Served       Chief Executive                     Homes;
Alexandria, VA 22304                        Term is        Officer of                        Boat
Age 71                                     For Life         Intervest                        America
                                                         Financial Corp.
-------------------------------------------------------------------------------------------------------
James I. Schwartz             Non-          1 Month     Retired President        2            None
1480 Pennfield Circle      Interested       Served        Capital City
#307                        Trustee         Term is      Savings & Loan
Silver Spring, MD                          For Life            And
20906                                                    Schwartz & Co.
Age 75
-------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICERS
-------------------------------------------------------------------------------------------------------
Carole S. Kinney            Trustee,        3 Years      Chairman of the         2            None
8020 Thornley Court        Secretary,       served          Board of
Bethesda, MD 20817        and Chairman      Term is         Ameritor
Age 56                       of the        for life         Financial
                          Corporation
                              Fund                           Since 1998
-------------------------------------------------------------------------------------------------------
Jerome Kinney              President        3 Years        Founder and                        None
8020 Thornley Court                         served          President,
Bethesda, MD 20817                          Term=1      Jerome F. Kinney
Age 72                                       year            Company
                                                           (builder);
                                                          President and
                                                               CEO,
                                                             Ameritor
                                                            Financial
                                                           Corporation
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Performance Graph

     The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fiscal year from June 30, 1993 to June 30, 2002.

[GRAPHIC OMITTED]

                          -----------------------------
                          TOTAL RETURN VS S&P 500 INDEX
                          -----------------------------

                        --------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                          1 YEAR     5 YEAR     10 YEAR
                          (37.7)%    (10.8)%    (18.3)%
                        --------------------------------
                        AMERITOR INVESTMENT FUND $ 3,637
                        S&P 500 INDEX            $28,722
                        --------------------------------

*    Past performance is not predictive of future performance.
**   S & P 500 Index is adjusted to reflect the reinvestment of dividends.

                         Ameritor Financial Corporation
                            Ameritor Investment Fund

                                 PRIVACY POLICY

At Ameritor, we recognize the importance of protecting the personal and financial information of Fund shareholders. We consider each shareholder's personal information to be private and confidential. The following describes the practices followed by Ameritor to protect Fund shareholders' privacy.

Ameritor may obtain nonpublic personal information about you from the following sources:

     o Information we receive from you on applications, forms, and other information you provide to us in writing, by telephone, electronically or by any other means; and
     o    Information about your transactions with us or others.

Ameritor will collect and use Fund shareholder personal information only to service shareholder accounts. This information may be used by Ameritor in connection with providing services or financial products requested by Fund shareholders. We will not disclose any nonpublic personal information about you to anyone, except as permitted by law.

Ameritor restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Even if you are no longer a Fund shareholder, Ameritor's Privacy Policy will continue to apply to you.